Note 21 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 16: SUBSEQUENT EVENTS

The subsequent events below are major events or transactions that occurred after the six month period ended June 30, 2024, but before the issuance of these condensed consolidated financial statements. The below events occurred between July 1, 2024 and August 14, 2024:

On August 8, 2024, the Company completed the closing of a $209 secured promissory notes. Promissory notes were issued with a discount of $11 and the Company received gross proceeds of $198. The promissory note will bear an annual interest rate of 18%, paid monthly. The principal amount of $209 will mature and become due and payable on August 23, 2024.

Effective August 12, 2024, the Company changed its name from Firefly Neuroscience, Inc. to Firefly Neuroscience 2023, Inc.

Merger

On August 12, 2024, the Company completed the merger with WaveDancer. As a result of this transaction, the Company obtained control of WaveDancer. The combined company operates under the name Firefly Neuroscience, Inc., and on August 13, 2023 the Company began trading on the Nasdaq Capital Market (NASDAQ: AIFF). On August 12, 2024, prior to the consummation of the Merger, WaveDancer effectuated a 1-for-3 reverse stock split of its common stock (the “Reverse Stock Split”) . Pursuant to the terms of the Merger Agreement, each holder of outstanding shares of the Company’s shares of common stock is entitled to receive the number of shares of WaveDancer common stock equal to the number of shares of the Company’s shares of common stock they hold multiplied by the exchange ratio, or an aggregate of 7,870,251 shares of WaveDancer common stock at closing using an exchange ratio of 0.1040. Following the closing of the merger, there are 7,870,251 shares of the combined company’s common stock outstanding with Firefly stockholders owning approximately 92% and prior WaveDancer stockholders owning 8% of the combined company’s outstanding securities.

Private Placement

On July 26, 2024, prior to the consummation of the merger, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to issue and sell (i) 3,069,287 shares (the “PIPE Shares”) of the combined company’s common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 4,849,265 shares of combined company’s common stock, and (iii) warrants (the “Warrants”) to purchase up to 7,918,552 shares of combined company’s common stock in a private placement (the “Private Placement”). The purchase price of each PIPE Share and accompanying Warrant was $0.442 and the purchase price of each Pre-Funded Warrant and accompanying Warrant was $0.4419. The Private Placement closed on August 12, 2024, substantially contemporaneously with the consummation of the merger. The aggregate gross proceeds from the transaction were approximately $3,500.

NOTE 21: SUBSEQUENT EVENTS

The subsequent events below are major events or transactions that occurred after the period ended December 31, 2023, but before the issuance of these consolidated financial statements. The below events occurred between January 1, 2024 and May 22, 2024:

On January 12, 2024, the Merger Agreement was amended to update certain terms of the original agreement dated November 15, 2023. The updates include changes to clarify that the effective time of the Merger Agreement shall be prior to or simultaneous with certain transaction to be carried out by WaveDancer, treatment of the Company’s warrants at the effective time and deletion of certain closing obligations.

On February 28, 2024, the Company issued 820,312 units and received aggregate gross proceeds of $1,050. Each unit consisting of one share of Series C Preferred Stock and warrant to purchase one share of common stock, at a combined purchase price of $1.28 per unit. Each warrant entitles the purchasers to acquire one share of common stock at a price of $2.56 per share for a period of three years from the date of issue.